Fees Summary	Aug. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 24,917,350,000.00
Previously Paid Amount	0.00
Total Fee Amount	3,441,086.04
Total Offset Amount	0.00
Net Fee	3,441,086.04
Narrative - Max Aggregate Offering Price	$ 24,917,350,000.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true